Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salary and welfare payable	¥ 106,844		¥ 234,209
Accrued operating expenses	39,694		82,625
Payable for acquisitions of property and equipment	4,083		10,229
Other tax payable	2,013		8,973
Refund liabilities	389		5,559
Payables for paid and promotional courses			50,698
Accrued expenses and other current liabilities	¥ 153,023	$ 22,186	¥ 392,293